SCHEDULE OF WARRANTS OUTSTANDING (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Date issued	Nov. 30, 2020
Expiry Date	Nov. 30, 2022
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	482,425
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 05, 2021
Expiry Date	Feb. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	1,323,275
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 05, 2021
Expiry Date	Mar. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	5,154,321
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 22, 2021
Expiry Date	Mar. 22, 2023
Exercise price | $ / shares	$ 13.35
Number of warrants outstanding	1,200,000
Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 29, 2021
Expiry Date	Jul. 29, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	250,000
Warrant Six [Member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 14, 2021
Expiry Date	Sep. 14, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	4,798
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	8,414,819